Investments in subsidiary undertakings, joint ventures and associates - Reconciliation of carrying amounts (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of carrying amount
Carrying amount of the Group’s interest in the joint venture (50%)	$ 2,412	$ 2,763	$ 2,412
CITIC-Prudential Life Insurance Company Limited
Reconciliation of carrying amount
Total net assets	1,892	2,388	1,892
Proportion owned by the joint venture partner (50%)	946	$ 1,194	$ 946
Interest in joint ventures held by partner (as a percent)		100.00%	100.00%
Carrying amount of the Group’s interest in the joint venture (50%)	$ 946	$ 1,194	$ 946
Interest in joint ventures (as a percent)	50.00%	50.00%	50.00%
Dividends received			$ 0	$ 88
Other individually immaterial joint ventures and associates
Reconciliation of carrying amount
Carrying amount of the Group’s interest in the joint venture (50%)	$ 1,466	$ 1,569	$ 1,466